Schedule of Reconciliation of Difference between Expected Income Tax Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income before income tax expense	$ 198,477	$ 114,785
Applicable income tax rate	17.00%	17.00%
Income tax expense at applicable income tax rate	$ 33,741	$ 19,513
Non-deductible expenses	24,716	1,167
Income not subject to tax		(1)
Effect of tax exemption scheme and tax reduction	(13,658)	(7,866)
Effect of different tax rates in other countries	62,691
Income tax expense	$ 107,490	$ 12,813